Offerings - Offering: 1	Feb. 13, 2025
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	ProShares Trust II, on behalf of ProShares Ultra Bloomberg Crude Oil (UCO) ProShares UltraShort Bloomberg Crude Oil (SCO) ProShares Ultra Gold (UGL) ProShares Ultra Silver (AGQ) Common Units of Beneficial Interest
Offering Note
(1)
In accordance with Rule 456(d) under the Securities Act of 1933, as amended (the “Securities Act”), an indeterminate number of Common Units of Beneficial Interest of ProShares Trust II, on behalf of ProShares Ultra Bloomberg Crude Oil (UCO), ProShares UltraShort Bloomberg Crude Oil (SCO), ProShares Ultra Gold (UGL), and ProShares Ultra Silver (AGQ) (the “Shares”) are being registered as may from time to time be offered hereunder at indeterminate prices.

(2)
In accordance with Rules 456(d) and 457(u) under the Securities Act, the registrant is deferring payment of these registration fees and will pay these registration fees on an annual net basis no later than 90 days after the end of each fiscal year.